Earnings Per Share (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Net Income (Loss)	$ (1,331,775)	$ (4,122,523)	$ (1,825)
Weight average number of shares outstanding, basic and diluted	8,475,908	8,337,320	7,971,465
Earnings per share, basic and diluted	$ (0.16)	$ (0.49)